Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Attributable to Parent [Abstract]
Stockholders' Equity
6.	Stockholders’ Equity

The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.00001 per share. On February 15, 2014, the Company issued 30,000,000 shares at $0.005 per share for cash of $150,000.